Presentation of Financial Statements and Significant Accounting Practices Adopted - Summarized Cash Flow Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of consolidated statement of cash flows [line items]
Operating activities	R$ 20,999,000	R$ 243,293,000	R$ 213,488,000
Investing activities	(86,877,000)	(200,316,000)	(166,718,000)
Financing activities	1,708,000	10,627,000	(63,480,000)
Net cash generated/(used)	(64,170,000)	53,604,000	(16,710,000)
Estre Energia Renovavel Part. S.A. [member]
Disclosure of consolidated statement of cash flows [line items]
Operating activities		1,670,000	(33,063,000)
Investing activities		33,000	33,143,000
Financing activities			1,000
Net cash generated/(used)		1,703,000	81,000
Guatapara Energia SA [member]
Disclosure of consolidated statement of cash flows [line items]
Operating activities		5,162,000	(4,400,000)
Investing activities		(4,399,000)	2,519,000
Financing activities			2,500,000
Net cash generated/(used)		763,000	619,000
Reciclax-Reciclagem de Residuos da Construcoes Civil Ltda. [member]
Disclosure of consolidated statement of cash flows [line items]
Operating activities	240,000	320,000	124,000
Investing activities	(244,000)	(310,000)	(117,000)
Financing activities			2,000
Net cash generated/(used)	(4,000)	10,000	R$ 9,000
SPE Soma [member]
Disclosure of consolidated statement of cash flows [line items]
Operating activities	(16,372)	23,688,000
Investing activities	(448,000)	(6,650,000)
Net cash generated/(used)	(16,820)	17,038,000
GLA - Gestao Logistica Ambiental S.A. [member]
Disclosure of consolidated statement of cash flows [line items]
Operating activities	(434,000)	1,260,000
Investing activities		(155,000)
Financing activities		1,000
Net cash generated/(used)	(434,000)	1,106,000
CGR Catanduva - Centro de Gerenciamento de Residuos Ltda. [member]
Disclosure of consolidated statement of cash flows [line items]
Operating activities	(167,000)	1,399,000
Investing activities	(663,000)	(132,000)
Financing activities	78,000	(517,000)
Net cash generated/(used)	R$ (752,000)	R$ 750,000